Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 6.4%
Alphabet, Inc. - Class C(a)	19,668	$2,788,922
Match Group, Inc.(a)	97,345	3,736,101
Meta Platforms, Inc. - Class A(a)	9,842	3,839,758
Netflix, Inc.(a)	5,718	3,225,581
Paramount Global - Class B(b)	276,558	4,034,981
Warner Bros Discovery, Inc.(a)	309,525	3,101,441
		20,726,784

Consumer Discretionary - 19.7%
Airbnb, Inc. - Class A(a)	26,554	3,827,493
Amazon.com, Inc.(a)	20,737	3,218,382
Aptiv PLC(a)	35,115	2,855,903
Bath & Body Works, Inc.	72,172	3,078,858
Caesars Entertainment, Inc.(a)	87,062	3,819,410
CarMax, Inc.(a)(b)	39,269	2,795,167
Carnival Corp.(a)	295,507	4,899,506
eBay, Inc.	58,059	2,384,483
Etsy, Inc.(a)(b)	49,860	3,318,682
Expedia Group, Inc.(a)	23,790	3,528,771
Ford Motor Co.	230,593	2,702,550
Lululemon Athletica, Inc.(a)	5,575	2,530,047
MGM Resorts International	61,108	2,650,254
Mohawk Industries, Inc.(a)	34,561	3,602,984
Norwegian Cruise Line Holdings Ltd.(a)(b)	219,859	3,913,490
Pool Corp.(b)	8,194	3,042,023
Royal Caribbean Cruises Ltd.(a)	26,680	3,401,700
Tesla Motors, Inc.(a)	15,607	2,923,035
VF Corp.(b)	169,728	2,793,723
Whirlpool Corp.	20,214	2,213,837
		63,500,298

Consumer Staples - 0.8%
Estee Lauder Cos., Inc.	20,426	2,696,028

Financials - 18.9%
Blackstone, Inc.(b)	33,445	4,162,229
Capital One Financial Corp.	24,640	3,334,285
Citizens Financial Group, Inc.	90,144	2,947,709
Comerica, Inc.	72,293	3,801,165
Discover Financial Services	27,176	2,867,612
Fidelity National Information Services, Inc.	43,238	2,691,998
FleetCor Technologies, Inc.(a)	9,962	2,888,283
Franklin Resources, Inc.	105,389	2,806,509
Global Payments, Inc.	22,336	2,975,825
Invesco Ltd.	220,859	3,496,198
KeyCorp.	259,383	3,768,835
Moody's Corp.	7,012	2,748,984
MSCI, Inc.	5,072	3,036,201
Northern Trust Corp.	32,943	2,623,581
PayPal Holdings, Inc.(a)	46,704	2,865,290
Synchrony Financial	80,514	3,129,579
T Rowe Price Group, Inc.(b)	32,797	3,556,835
Truist Financial Corp.	87,428	3,240,082
Zions Bancorp	96,283	4,034,257
		60,975,457

Health Care - 4.5%
Align Technology, Inc.(a)	16,670	4,456,224
Catalent, Inc.(a)	69,250	3,576,070
IDEXX Laboratories, Inc.(a)	6,194	3,190,406
Illumina, Inc.(a)	22,386	3,201,422
		14,424,122

Industrials - 8.9%
Ceridian HCM Holding, Inc.(a)(b)	47,026	3,269,248
Equifax, Inc.(b)	13,789	3,369,204
Generac Holdings, Inc.(a)	36,190	4,113,716
Masco Corp.	42,550	2,863,190
Old Dominion Freight Line, Inc.	6,042	2,362,543
Paycom Software, Inc.	17,020	3,237,885
Pentair PLC	40,865	2,990,092
Stanley Black & Decker, Inc.	32,715	3,052,310
United Rentals, Inc.(b)	5,900	3,689,860
		28,948,048

Information Technology - 35.5%
Adobe, Inc.(a)	5,032	3,108,669
Advanced Micro Devices, Inc.(a)	31,184	5,229,244
ANSYS, Inc.(a)	8,982	2,944,569
Applied Materials, Inc.	20,558	3,377,679
Arista Networks, Inc.(a)	11,223	2,903,166
Autodesk, Inc.(a)	14,507	3,682,022
Broadcom, Inc.	2,748	3,242,640
Cadence Design System, Inc.(a)	9,144	2,637,678
Enphase Energy, Inc.(a)(b)	35,018	3,646,424
EPAM Systems, Inc.(a)	12,585	3,500,014
Fair Isaac Corp.(a)(b)	3,040	3,644,443
Fortinet, Inc.(a)	49,538	3,194,706
Intel Corp.	64,048	2,759,188
Intuit, Inc.	5,738	3,622,572
KLA Corp.	5,526	3,282,665
Lam Research Corp.	4,810	3,969,068
Microchip Technology, Inc.	38,939	3,316,824
Micron Technology, Inc.	32,459	2,783,359
Microsoft Corp.	6,406	2,546,897
Monolithic Power Systems, Inc.	7,415	4,469,169
NVIDIA Corp.	8,413	5,176,266
NXP Semiconductors NV	15,401	3,242,989
ON Semiconductor Corp.(a)(b)	51,648	3,673,722
Qorvo, Inc.(a)	29,672	2,959,485
QUALCOMM, Inc.	23,462	3,484,342
Salesforce.com, Inc.(a)	11,283	3,171,538
ServiceNow, Inc.(a)	4,678	3,580,541
Skyworks Solutions, Inc.	31,311	3,270,747
Synopsys, Inc.(a)	4,576	2,440,610
Teradyne, Inc.(b)	33,625	3,247,839
Trimble, Inc.(a)	62,632	3,185,464
Tyler Technologies, Inc.(a)	5,658	2,391,920
Western Digital Corp.(a)	61,056	3,495,456
Zebra Technologies Corp.(a)	14,343	3,435,866
		114,617,781

Materials - 3.5%
Albemarle Corp.(b)	21,873	2,509,708
Celanese Corp.(b)	22,747	3,327,659
Freeport-McMoRan, Inc.	76,401	3,032,356
PPG Industries, Inc.	17,529	2,472,290
		11,342,013

Real Estate - 0.9%
CBRE Group, Inc. (a)	31,983	2,760,452
TOTAL COMMON STOCKS (Cost $323,062,530)		319,990,983

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Digital Realty Trust, Inc.	17,649	2,478,979
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,387,295)		2,478,979

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	47,261,505	47,261,505
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $47,261,505)		47,261,505

TOTAL INVESTMENTS - 114.6% (Cost $372,711,330)		$369,731,467
Liabilities in Excess of Other Assets - (14.6)%		(47,134,417)
TOTAL NET ASSETS - 100.0%		$322,597,050

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $45,426,269 which represented 14.1% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 319,990,983	$ -	$ -	$ -	$ 319,990,983
Real Estate Investment Trusts	2,478,979	-	-	-	2,478,979
Investments Purchased with Proceeds from Securities Lending	-	-	-	47,261,505	47,261,505
Total Investments in Securities	$ 322,469,962	$ -	$ -	$ 47,261,505	$ 369,731,467

Refer to the Schedule of Investments for industry classifications.